INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory income tax rate			35.00%	35.00%
Net operating loss carry-forward			$ 20,635
Israeli Subsidiaries [Member]
Effective income tax rate	23.00%	24.00%	25.00%	26.50%
Net operating loss carry-forward			$ 4,114